      As Filed with the Securities and Exchange Commission On June 20, 2000

                                                 File Nos. 33-59692 and 811-7584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                         Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 38 (X)
                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 39 (X)
                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
               (Address of Principal Executive Offices) (Zip Code)

                                 (301) 468-8520
              (Registrant's Telephone Number, Including Area Code)

                              Albert P. Viragh, Jr.
                            6116 Executive Boulevard
                                    Suite 400
                            Rockville, Maryland 20852
               (Name and Address of Agent for Service of Process)

                                   Copies to:

            W. John McGuire                    John H. Grady, Jr., Esq.
            Morgan, Lewis & Bockius LLP        Morgan, Lewis & Bockius LLP
            1800 M Street, N.W.                1701 Market Street
            Washington, D.C. 20036             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

       immediately upon filing pursuant to paragraph (b) of rule 485
---
       on (date) pursuant to paragraph (b)(1)(v) of rule 485
---
       60 days after filing pursuant to paragraph (a)(1) of rule 485
---
       on (date) pursuant to paragraph (a)(1) of rule 485
---
 X     75 days after filing pursuant to paragraph (a)(2) of rule 485
---
       on (date) pursuant to paragraph (a)(2) of rule 485
---

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                   PROSPECTUS

                               RYDEX SERIES FUNDS

                                 SMALL-CAP FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                           1-800-820-0888 301-468-8520
                               www.rydexfunds.com



Rydex Series Funds (the "Trust") is a no-load mutual fund complex with thirty-one separate investment portfolios (the "Rydex Funds"), one of which is described in this Prospectus (the "Fund"). Shares of the Fund are sold principally to professional money managers and to private investors whose strategy includes index-based mutual funds. Investors may exchange and redeem shares of the Fund through the Rydex Internet Web site --- www.rydexfunds.com.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

_______________, 2000


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      -  MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY
      -  ARE NOT FEDERALLY INSURED
      -  ARE NOT BANK DEPOSITS
      -  ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
      -  ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                    RISK/RETURN INFORMATION -- SMALL-CAP FUNd

FUND OBJECTIVE
      The Small-Cap Fund seeks to provide investment returns that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Russell 2000-Registered Trademark- Index (the "Russell 2000 Index"). The INVESTMENT OBJECTIVE OF THE FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

PORTFOLIO INVESTMENT STRATEGY
      The Fund invests principally in securities of companies included on the Russell 2000 Index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap Agreements and Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to ___% of the Russell 2000 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
      The Small-Cap Fund is subject to a number of risks that will affect the value of its shares, including:

      - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or an aggregate basis. The combined effects of leverage and high portfolio turnover may prevent the Fund from achieving close correlation to the Russell 2000 Index.

      - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to decrease by ___% of the value of any decrease in the Russell 2000 Index. For example, if the Russell 2000 Index goes down by ___%, the value of the Fund's shares would be expected to go down by ___%.

      - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

      - SMALL-CAP RISK -- In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

      - SWAP COUNTERPARTY RISK -- A Swap Agreement's value is based on the amount of money that the swap counterparty is expected to pay to the Fund. The Fund bears the risk of loss of the amount expected to be received if a swap agreement counterparty defaults.

FUND PERFORMANCE AND FEE INFORMATION

SMALL-CAP FUND PERFORMANCE
      The Small-Cap Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
      This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Fund.

SHAREHOLDER FEES*                                                        None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
      Management Fees                                                    .90%
      Distribution (12b-1) Fees                                          .25%
      Other Expenses**                                                   .60%
                                                                        -----

      Total Annual Fund Operating Expenses                              1.75%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

      This Example is intended to help you compare the cost of investing in the Small-Cap Fund with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

                          1 YEAR             3 YEARS
                          --------------------------
                           $178                $551

MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

THE FUND'S INVESTMENT OBJECTIVE
      The Fund's objective is to provide investment results that correlate to the performance of a specific benchmark. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by the Fund is the Russell 2000 Index.

A BRIEF GUIDE TO THE BENCHMARK

RUSSELL 2000 INDEX. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000-Registered Trademark- Index, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000-Registered Trademark- Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.

ADVISOR'S INVESTMENT METHODOLOGY
      In managing the Fund, the Advisor uses a "quantitative" investment strategy to manage the Fund's portfolio. The Advisor uses quantitative analysis techniques to structure the Fund to obtain a high correlation to the Fund's particular benchmark, but does not attempt to select securities based on their individual potential to perform better than the market. The Advisor does not engage in temporary defensive investing, keeping the Fund's assets fully invested in all market environments. The Advisor monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity. The Advisor will regularly utilize futures and options contracts to leverage the Fund's investment exposure.

RISKS OF INVESTING IN THE FUND
      As indicated below, the Fund is subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK -- The Fund invests primarily in equity securities as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives are subject to market risks that cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate considerably from day to day. This price volatility is the principal risk of investing in equity securities. Because of its link to the equity markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FUTURES AND OPTIONS RISK -- The Fund will invest a percentage of their assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired.

They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position or for certain other tax-related purposes. The Fund may enter into futures contracts traded on a national futures exchange or board of trade or in the over-the-counter market. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the sale by one party and purchase by another party of a specified amount of a security at a specified future time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts whose value is determined, in part, by the value of the securities in the designated index. Index futures for various indices are traded on registered securities exchanges.

      OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When selling call options on securities, a Fund may cover its position by owning the underlying security or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option sold.

The risks associated with the Fund's use of futures and options contracts include:

      - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

     - There may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at an advantageous time.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SWAPS -- The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO TURNOVER RATE RISK -- The Trust anticipates that investors who are part of a tactical or asset-allocation strategy will frequently redeem or exchange shares, which will cause the Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

NON-DIVERSIFICATION RISK -- Since the Fund is non-diversified, the Fund may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK -- While the Fund does not expect returns to deviate significantly from its benchmark, factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect the ability to achieve close correlation on a daily basis. The cumulative effect of these factors may over time cause the Fund's returns to deviate from its respective benchmark on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT AND EARLY CLOSING RISK -- The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts. In addition, unanticipated early closings of the equity markets may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

SMALL ISSUER RISK -- Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

                  INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

OPENING A NEW ACCOUNT
         In order to open a new account, you will need to complete and sign an account application. To obtain an application, either call Rydex at (800) 820-0888 or (301) 468-8520 or simply download an application directly from the Rydex Web site - www.rydexfunds.com. Be sure to complete the application that corresponds to the type of account you are opening.

CHOOSING THE CORRECT ACCOUNT APPLICATION
         There are five different account applications available depending on the type of account you would like to open. Please refer to the table below to determine which account application you should complete.

----------------------------------------------------------------------------------------------------------------------
REGULAR ACCOUNTS                                                  RETIREMENT ACCOUNTS
----------------------------------------------------------------------------------------------------------------------
ACCOUNT APPLICATION                                               IRA ACCOUNT APPLICATION
-------------------                                               -----------------------

Individual                                                        Regular IRA
                                                                  Rollover IRA
Joint                                                             SEP IRA

Gift or Transfer to Minor (UGMA/UTMA)                             ROTH IRA ACCOUNT APPLICATION
                                                                  ----------------------------
Trust                                                             Roth IRA
                                                                  Roth Conversion IRA

Trustee/Custodial                                                 403(b) ACCOUNT APPLICATION
                                                                  --------------------------

Corporation                                                       403 (b)

Partnership                                                       QUALIFIED RETIREMENT PLAN ADOPTION AGREEMENT
                                                                  --------------------------------------------

Self-Directed Retirement Plans                                    To establish a new:
                                                                        -  Money Purchase Plan
      To transfer an existing:                                          -  Profit Sharing Plan
         - Money Purchase Plan
         - Profit Sharing Plan
----------------------------------------------------------------------------------------------------------------------

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR ACCOUNT APPLICATION
- Be sure to provide the social security number or tax ID number for the account to avoid a delay in processing.
- Attach the title and signature page of Trust documents when establishing a Trust account.
- When establishing an account for a Corporation, Partnership or Self-Directed Retirement Plan, please circle the correct account type to ensure proper tax reporting.
-  Be sure to sign the application.

SPECIAL INSTRUCTIONS FOR OPENING IRA ACCOUNTS
         Due to our account minimums, you will not be able to establish a new IRA account directly with Rydex. To move your existing IRA account to Rydex, you must transfer an existing IRA (or multiple

IRAs, if necessary) to meet our minimum requirements. You may do so by requesting a direct rollover, trustee-to-trustee transfer or a 60-day rollover. AN IRA ACCOUNT APPLICATION MUST ACCOMPANY YOUR INITIAL CHECK OR THE INITIAL ROLLOVER/TRANSFER PAPERWORK DISCUSSED BELOW.

---------------------------------------
MINIMUM INVESTMENT AMOUNT
The minimum initial investment to
open an account directly at Rydex is:
-  $25,000 for all independently
   managed shareholder accounts
   INCLUDING IRA, Roth IRA and
   other retirement accounts
-  $15,000 for all accounts managed
   by a registered investment advisor

The minimum requirement is an
ACCOUNT MINIMUM and may be split
among the Rydex Funds in any
manner you choose, subject to a per fund
$1,000 minimum. Rydex, at its
discretion, may accept lesser amounts
in certain circumstances.
---------------------------------------

DIRECT ROLLOVER: Converting a Qualified Retirement or
Pension Plan to an IRA account
- Complete the IRA DIRECT ROLLOVER REQUEST FORM

TRUSTEE-TO-TRUSTEE TRANSFER: Transferring an IRA account directly from your current custodian to Rydex
- Complete the IRA TRANSFER REQUEST FORM

60-DAY ROLLOVER: Transferring an IRA account from one custodian to another without completing the receiving firm's transfer paperwork
- Request a redemption check from your current IRA custodian and send a check for the entire amount to Rydex within 60 days to avoid tax consequences


      REDEMPTIONS FROM TAX-QUALIFIED RETIREMENT PLANS MAY HAVE ADVERSE TAX
       CONSEQUENCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE REDEEMING
                     SHARES FROM YOUR TAX-QUALIFIED ACCOUNT.

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR IRA ACCOUNT APPLICATION

[SIDENOTE]
SIGNATURE GUARANTEES HELP TO
PROTECT YOUR ACCOUNT AGAINST
FRAUD. YOU CAN OBTAIN A
SIGNATURE GUARANTEE AT MOST
BANKS AND BROKERAGE HOUSES.

A NOTARY PUBLIC CANNOT PROVIDE
A SIGNATURE GUARANTEE.
[END SIDENOTE]

    IRA ACCOUNT APPLICATION
    -----------------------
-   Circle the type of IRA account you are opening
       - REGULAR IRA: A traditional IRA account - transferring assets from an existing IRA
       - ROLLOVER IRA: An IRA that was previously rolled into an IRA from another type of qualified plan (403b, 401 k, etc.)
       - SEP IRA: A Simplified Employee Pension Plan for self-employed individuals
- If you are transferring assets directly from another custodian, indicate the estimated dollar amount (to the nearest thousand) of the IRA account you are transferring
- When selecting a Rydex Fund(s) for your initial deposit, specify the dollar amount or percentage next to the Rydex Fund(s) that you would like to invest in
-   BE SURE TO SIGN THE APPLICATION

    IRA DIRECT ROLLOVER AND IRA TRANSFER REQUEST FORMS
    --------------------------------------------------
-   Include all account numbers that are to be transferred to Rydex
-   Provide a telephone number for your current custodian
-   Indicate whether you would like a complete or partial transfer
- If you are transferring shares of a Rydex Fund in-kind from your current custodian, please indicate the Rydex Fund name or symbol that you are transferring.
- Call your current custodian to determine if they require a signature guarantee.



BUYING FUND SHARES
         Shares of the Rydex Funds are offered continuously. Investors may buy shares on any day that the New York Stock Exchange (" NYSE") is open for business (a "Business Day"). You may buy shares by any of the methods described below:

----------------------------------------------------------------------------------------------------------------------
                            INITIAL PURCHASE                                    SUBSEQUENT PURCHASES
----------------------------------------------------------------------------------------------------------------------
BY MAIL                     Complete the account application that               Complete the "deposit ticket"
                            corresponds to the type of account                  included on your confirmation
IRA ACCOUNTS REQUIRE        you are opening.                                    statement or send a letter of
ADDITIONAL PAPERWORK.       -   Make sure to indicate your initial              instruction that includes your name,
SEE "SPECIAL INSTRUCTIONS       investment selection in your writing            shareholder account number and the
FOR OPENING IRA                 instructions.                                   Fund designation for your investment.
ACCOUNTS."                  -   Make sure your investment meets                 -   There are no minimum
                                the Minimum Investment                              requirements for subsequent
                                Requirement.                                        purchases.
----------------------------------------------------------------------------------------------------------------------
                            Make your check payable to RYDEX SERIES FUNDS.
                            -   Indicate the name of the fund you would like to purchase on your check. IF
                                YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S.
                                GOVERNMENT MONEY MARKET FUND.
----------------------------------------------------------------------------------------------------------------------
                            Mail your application and check to:                 Mail your "deposit ticket" (or other
                                                                                instructions) and check to:
----------------------------------------------------------------------------------------------------------------------
                                                               Rydex Series Funds
                                                               Attn: Ops. Dept
                                                               6116 Executive Blvd, Suite 400
                                                               ROCKVILLE, MD 20852
----------------------------------------------------------------------------------------------------------------------
BY WIRE                     Obtain an account number by                         There are no minimum requirements
                            completing the account application                  for subsequent purchases. Wire funds
RYDEX'S FAX NUMBER:         that corresponds to the type of account you         to instructions below.
(301) 468-8560              are opening and faxing and mailing it to
                            Rydex. Then wire funds to the
(USE THE ADDRESS ABOVE      instructions below.
FOR MAIL.)                  -   MAKE SURE YOUR INVESTMENT MEETS
                                THE MINIMUM INVESTMENT
                                REQUIREMENT.

----------------------------------------------------------------------------------------------------------------------


                                       10

----------------------------------------------------------------------------------------------------------------------
RYDEX`S PHONE NUMBER:       To obtain "same-day credit" (to get that Business Day's share price) for your
(800) 820-0888              purchase, you MUST call Rydex and provide the following information PRIOR to the purchase cut-off time of the Fund you are purchasing:
                            -   Account Number
                            -   Fund Name
                            -   Amount of Wire
                            -   Fed Wire Reference Number (initial purchase only)

                            You will receive a confirmation number to verify that your purchase order has been accepted.

                            IF YOU DO NOT CALL RYDEX TO NOTIFY US OF THE INCOMING WIRE, YOUR PURCHASE ORDER
                            CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.
----------------------------------------------------------------------------------------------------------------------
WIRE INSTRUCTIONS           Firstar Bank
                            Cincinnati, OH
                            Routing Number: 0420-00013
                            For Account of: Rydex Series Funds
                            Account Number: 48038-9030
                            [Your Name]
                            [Your shareholder account number & Fund choice]

                            -   IF YOU DO NOT CHOOSE A SPECIFIC RYDEX FUND, YOUR INVESTMENT WILL BE
                                PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

                            -   IF YOUR PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED,
                                YOU MAY BE LIABLE FOR ANY LOSS THAT THE FUND INCURS.
----------------------------------------------------------------------------------------------------------------------


--------------------------
NET ASSET VALUE (NAV)
The price at which you
buy (and sell) shares is
the NET ASSET VALUE. NAV
is calculated by:
-   Taking the current
    market value of a
    Fund's total assets
-   Subtracting the
    liabilities
-   Dividing that amount
    by the total number
    of shares owned by
    shareholders.
--------------------------

GENERAL INFORMATION ABOUT BUYING SHARES
         Initial applications and investments, as well as subsequent investments, in a Fund must be received by the Trust's transfer agent, on any Business Day, before the below cutoff times to be processed at that Business Day's NAV. The cutoff time allows the Trust's transfer agent to ensure that your order request contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

         You may also make investments in a Fund through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions and may have earlier cutoff times for purchases. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly.

FUND                                                           CUT-OFF TIME (ET)
U.S. Government Money Market ..........................................1:00 p.m.
All Sector Funds ......................................................3:45 p.m.
Nova ..................................................................3:45 p.m.
Ursa ..................................................................3:45 p.m.
OTC ...................................................................3:45 p.m.
Arktos ................................................................3:45 p.m.
Small-Cap Fund ........................................................3:45 p.m.
International Funds ...................................................3:45 p.m.
Juno ..................................................................2:45 p.m.
U.S. Government Bond ..................................................2:45 p.m.

SELLING FUND SHARES
Shares of the Rydex Funds are redeemed continuously. Investors may sell their shares back to the Funds on any Business Day by any of the methods described below:

--------------------------------------------------------------------------------------------------------------------
                          HOW TO REDEEM                               THINGS TO KNOW
--------------------------------------------------------------------------------------------------------------------
BY LETTER                 Send a letter of instruction that           -   You may redeem all or any portion
                          includes:                                       of your Fund shares at the next
                          -   Your name                                   determined NAV after the transfer
REDEMPTIONS FROM          -   Your account number                         agent processes and the Fund
TAX-QUALIFIED             -   The Fund name                               receives your redemption request.
RETIREMENT PLANS          -   The dollar amount or number of          -   A redemption may not reduce your
MAY HAVE ADVERSE              shares you would like to sell               total account balance below the
TAX CONSEQUENCES.         -   Method of payment (Check or Wire)           minimum account requirement.
YOU SHOULD CONSULT        -   Signature of account owner(s)           -   All redemptions will be mailed to the
YOUR TAX ADVISOR          IF THE REQUEST IS FOR A RETIREMENT              address of record or wired to the
BEFORE REDEEMING          ACCOUNT, INDICATE WHETHER OR NOT YOU            account of record.
SHARES FROM YOUR          WOULD LIKE TAXES WITHHELD FROM YOUR         -   If you request payment of
TAX-QUALIFIED ACCOUNT     DISTRIBUTION                                    redemption proceeds to a third party
                                                                          or to a location other than your
                                                                          address of record or bank account of
                                                                          record, the redemption request must
                                                                          be IN WRITING AND MUST INCLUDE A
                                                                          SIGNATURE GUARANTEE.
                                                                      -   You may request overnight mail
                                                                          service for an additional fee. If your
                                                                          address of record is a P.O. Box,
                                                                          overnight mail service is not allowed.
                                                                      -   If you send a redemption request by
                                                                          fax, you should call Rydex at (800)
                                                                          820-0888 to verify that your fax was
                                                                          received.


--------------------------------------------------------------------------------------------------------------------
                          You may send a redemption request by:       -   REDEMPTION REQUESTS MAY ONLY BE
                          -   Mail -                                      MADE BY THE REGISTERED OWNER OR
                                 Rydex Series Funds                       BY AN INDIVIDUAL WHO HAS BEEN
                                 Attn: Ops. Dept                          GIVEN WRITTEN AUTHORIZATION (BY

                                 6116 Executive Blvd, Suite 400           THE OWNER) TO TRADE THE ACCOUNT.
                                 Rockville, MD 20852                  -   Your redemption proceeds normally
                          -   Fax -                                       will be sent within five Business
                                 (301) 468-8585                           Days of the transfer agent receiving
                                                                          your request.

                                                                      FOR INVESTMENT MADE BY CHECK (NOT
                                                                      WIRE PURCHASES), PAYMENT OF
                                                                      REDEMPTION PROCEEDS MAY BE DELAYED
                                                                      UNTIL THE TRANSFER AGENT IS REASONABLY
                                                                      SATISFIED THAT YOUR CHECK HAS CLEARED.
                                                                      IT MAY TAKE UP TO 15 DAYS FOR YOUR
                                                                      CHECK TO CLEAR.
--------------------------------------------------------------------------------------------------------------------
 BY PHONE                 -   Call Rydex at (800) 820-0888 or
                              (301) 468-8520 prior to the above
Rydex hours of                specified cut-off times.
operation:                -   Give the representative the following
                              information:
Each Business Day         -   Your name
8:30 a.m. - 5:30          -   Your account number
p.m. ET                   -   The Fund name
                          -   The dollar amount or number of
ALL REDEMPTIONS FROM          shares you would like to sell
IRA, ROTH IRA AND         -   Method of payment (check or
403(b) ACCOUNTS               wire)
MUST BE IN WRITING.       THE REPRESENTATIVE WILL PROVIDE YOU A
                          CONFIRMATION NUMBER FOR YOUR
                          REDEMPTION. PLEASE RETAIN IT FOR YOUR
                          RECORDS.
--------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT SELLING SHARES

ELECTRONIC (WEB) TRANSACTIONS
         Rydex may allow you to redeem shares by Internet by following the procedures set forth on the Rydex Web site - www.rydexfunds.com. You should follow the procedures described on the Rydex Web site for all redemptions made by Internet.

REDEEMING SHARES THROUGH AN INTERMEDIARY
         If you hold shares through an intermediary, you must follow your intermediary's rules for redemptions. Each intermediary has its own rules about share transactions and may have earlier cutoff times than those listed in this prospectus. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. For more information about how to REDEEM shares through an intermediary, you should contact that intermediary directly.

SUSPENSION OF REDEMPTIONS
         With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the Securities and Exchange Commission.

EXCHANGING FUND SHARES
         An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Shares of any Rydex Fund for Shares of any other Rydex Fund, on the basis of the respective net asset values of the shares involved.

To exchange your shares, you need to provide the following information to the transfer agent by telephone, fax or mail:
-   Account name.
-   Account number (or your taxpayer identification number).
-   Names of the Rydex Funds involved in the exchange transaction.
- Exchange amount in dollars, shares, or the percentage moving from one fund to another.

ADDITIONAL INFORMATION ABOUT EXCHANGES
- Rydex offers unlimited trading. You may make exchanges every Business Day if you wish.

- The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

- Exchange requests are processed at the NAV next determined after their receipt by the Funds. Exchange requests received by the transfer agent before the cut off times specified above will be processed and communicated to the Funds in time for that Day' s determination of NAV.

-   The exchange privilege may be modified or discontinued at any time.

- You may also exchange shares of the U.S. Government Money Market Fund for any of the Rydex Dynamic Funds, which are separate mutual funds offered through a separate prospectus. If you are contemplating an exchange for shares of the Rydex Dynamic Funds or any other Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Fund before making the exchange.

- You may obtain a prospectus for any Rydex Fund not described in this prospectus from the Rydex Web site - www.rydexfunds.com -- or by calling
    (800) 820-0888 or (301) 468-8520.

- The Funds may allow shareholders to exchange shares electronically using the Rydex Web site. You should follow the procedures described on the Rydex Web site for all electronic exchanges. By using this option, you can transmit your exchange requests directly to the Funds' transfer agent. You should review the instructions on the Rydex Web site for more information regarding procedures for and availability of electronic exchanges.

RYDEX ACCOUNT POLICIES FOR ALL SHAREHOLDERS

NAV DETERMINATION
         For most Rydex Funds, NAV is calculated each Business Day after the close of the New York Stock Exchange (NYSE) (currently, 4:00 p.m., Eastern
Time). The NAV of the U.S. Government Bond Fund and the Juno Fund is determined each Business day as of the close of normal trading on the Chicago Board of Trade (CBOT) (normally 3:00 p.m., Eastern Time). The NAV of the U.S.

Government Money Market Fund is determined twice each Business Day at 1:00 and 4:00 p.m., Eastern Time. If the exchange or market where a Fund's securities or other investments are primarily traded closes early, (such as on days in advance of holidays generally observed by participants in these markets), the NAV may be calculated earlier.

EARLY FUND CUT-OFF TIMES

         On any day that the NAV is calculated earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which purchase and redemption orders must be received.

ADDITIONAL RIGHTS RESERVED BY THE TRUST
         In addition to any rights that the Trust has reserved elsewhere in this prospectus, Rydex reserves the right to do any of the following at any time, with or without prior notice to you:

-   Modify minimum account requirements.
-   Reject or refuse, in whole or in part, any purchase order for Fund shares.
-   Modify or discontinue the exchange privilege.
-   Add or change fees charged for special services.

LOW BALANCE ACCOUNTS
         Due to the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the CURRENTLY applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all Funds drops below the required minimum, the Trust reserves the right to redeem your remaining shares without any additional notification to you.

CHANGES TO YOUR ACCOUNT
         For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call
(800) 820-0888 or (301) 468-8520. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET
         Internet and telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they REASONABLY BELIEVE to be genuine. If you or your intermediary make exchange or redemption requests by Internet, you will generally bear the risk of any loss. If you are unable to reach the Trust by Internet or telephone by calling (800) 820-0888 or (301) 468-8520, you may want to try to reach the Trust by other means.

STATEMENTS & CONFIRMATIONS
         You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. The transfer agent may allow you to choose to receive your confirmation either by mail or electronically.

ELECTRONIC COMMUNICATIONS
         You may consent to receive communications (such as trade confirmations, prospectuses and shareholder reports, etc.) from the Trust through the Rydex Web site or other electronic means. If you consent to receive electronic communications from Rydex, you may print a copy for your records. Shareholders who consent to receive communications electronically must:

-   Have and maintain access to the Rydex Web site.
-   Provide Rydex with a valid and current e-mail address.
- Notify Rydex immediately if they no longer have access, change their e-mail address or wish to revoke consent.

         You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. For more information follow the instructions on the Rydex Web site.

SERVICE AND OTHER FEES
Rydex may charge the following administrative fees for services associated with the following:
-   $15 for wire transfers of redemption proceeds under $5,000.
-   $50 on purchase checks returned for insufficient or uncollectible funds.
- $25 to stop payment of a redemption check within 10 Business Days of the settlement date
- $15 for standard overnight packages (fee may be higher for special delivery options)
-   $25 for bounced draft checks or ACH transactions

RETIREMENT ACCOUNT FEES
         Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

                                DISTRIBUTION PLAN

         The Fund has adopted a Distribution Plan (the "Plan") that allows the Fund to pay distribution and service fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

                        DIVIDENDS, DISTRIBUTIONS & TAXES

DIVIDENDS AND DISTRIBUTIONS
         Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually.

The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of the Fund.

DIVIDENDS PAYMENT OPTIONS
         Dividends and distributions will be paid in the form of additional fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

TAX INFORMATION
         The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND
         The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS
- The Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUND WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a fund from U.S. corporations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

- Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS
         EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS
         The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds may be subject to state and local taxes. You should verify your tax liability with your tax advisor.

                             MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR
Rydex Global Advisors, 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day to day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund pays the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
Small-Cap ...............................................................90%

         The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

         The Small-Cap Fund is managed by a team and no one person is responsible for making investment decisions for the Fund.

BENCHMARK INFORMATION

THE SMALL-CAP FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY THE FRANK RUSSELL COMPANY ("RUSSELL").

RUSSELL DOES NOT MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUND, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE RUSELL
2000-Registered Trademark- INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000-Registered Trademark- INDEX OR ANY DATA INCLUDED THEREIN.

RUSSELL DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, THE INVESTORS IN THE FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000-Registered Trademark- INDEX, OR ANY DATA INCLUDED THEREIN.

RUSSELL DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE RUSSELL 2000-Registered Trademark- INDEX, OR ANY DATA INCLUDED THEREIN.

       Additional information about the Fund is included in a Statement of Additional Information dated , 2000 (the "SAI"), which contains more detailed information about the Fund. The SAI has been filed with the
   Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.
   The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov")
      that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.
   You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may
       also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

     You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800-820-0888 or by writing to Rydex Series Funds, at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Fund's investments is available in the annual and semi-annual reports. Also, in the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



        NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
      CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX
  GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST
            IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.











                                 THE FUND'S SEC REGISTRATION NUMBER IS 811-7584.

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES FUNDS

                       6116 EXECUTIVE BOULEVARD, SUITE 400
                            ROCKVILLE, MARYLAND 20852

                                 1-800-820-0888
                                  301-468-8520

                               www.rydexfunds.com

Rydex Series Funds (the "Trust") is a no-load mutual fund complex with thirty-one separate investment portfolios (the "Funds"). This Statement of Additional Information ("SAI") relates to shares of the following portfolio:

                                 SMALL-CAP FUND



This SAI is not a prospectus. It should be read in conjunction with the
Trust's Prospectus, dated        , 2000. A copy of the Trust's Prospectus is
available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above.

                         The date of this SAI is      , 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS



                                                                      PAGE


GENERAL INFORMATION ABOUT THE TRUST......................................3

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS.........................3

INVESTMENT RESTRICTIONS.................................................11

PORTFOLIO TRANSACTIONS AND BROKERAGE....................................12

MANAGEMENT OF THE TRUST.................................................14

DETERMINATION OF NET ASSET VALUE........................................18

PERFORMANCE INFORMATION.................................................19

CALCULATION OF RETURN QUOTATIONS........................................20

PURCHASE AND REDEMPTION OF SHARES.......................................20

DIVIDENDS, DISTRIBUTIONS, AND TAXES.....................................22

OTHER INFORMATION.......................................................24

COUNSEL.................................................................24

AUDITORS................................................................25

CUSTODIAN ..............................................................25



GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. Additional Funds and/or classes may be created from time to time. This SAI relates only to shares of the Small-Cap Fund, which are offered without class designation.

Currently, the Trust has thirty-one separate series. The Nova, Ursa, OTC, Arktos, U.S. Government Bond (the "Bond Fund"), and Juno Funds (collectively, the "Benchmark Funds") are designed to provide investment results which match the performance of a specific benchmark. The Large-Cap Europe and Large-Cap Japan Funds (collectively, the "International Funds") and the Small-Cap Fund are designed to provide investment returns which correlate to the performance of a specific benchmark. The Banking, Basic Materials, Biotechnology, Consumer Products, Electronics, Energy, Energy Services, Financial Services, Health Care, Internet, Leisure, Precious Metals, Retailing, Technology, Telecommunications, Transportation, Utilities, and Utilities Master Funds (collectively, the "Sector Funds") are designed to provide exposure to specific economic sectors. The Ursa Master, Arktos Master, and Juno Master Funds (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Ursa, Arktos, and Juno Funds, respectively. The Utilities Master Fund is not currently offering shares and at which time it does offer shares, it will only do so through a master-feeder arrangement with the Utilities Fund. The Trust also offers shares of the U.S. Government Money Market Fund (the "Money Market Fund"). All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
The Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, those sections of the Prospectus.

Portfolio management is provided to the Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. PADCO Advisors, Inc. operates under the name Rydex Global Advisors (the "Advisor"). The investment strategy of the Fund discussed below and in the Prospectus may be used by the Fund if, in the opinion of the Advisor, the strategy will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that this strategy or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objective.

BORROWING
The Fund may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Advisor believes that the Fund's investment objective would be furthered.

The Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

ILLIQUID SECURITIES
The Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of the Fund's net assets in illiquid securities. The Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the

Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by the Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Fund presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. The Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund.

If the Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Advisor and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
Subject to the investment restrictions set forth below, the Fund may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Fund will not lend more than 33 1/3% of the value of the Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Fund may buy call options and write (sell) put options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, the Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

OPTIONS ON SECURITY INDICES. The Fund may purchase call options and write put options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When the Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, the Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When the Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contracts is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

SWAPS
The Fund may enter into equity index or interest rate swap agreements for purpose of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued by unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The

Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amounts of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund and the Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER
As discussed in the prospectus, the Trust anticipates that investors in the Fund, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Fund. The nature of the Fund as asset allocation tools will cause the Fund to experience substantial portfolio turnover. (See "More Information About Fund Investments and Risk" in the Prospectus). Because the Fund's portfolio turnover rate, to a great extent, will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Fund will be substantial.

REPURCHASE AGREEMENTS
As discussed in the Prospectus, the Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

STOCK INDEX FUTURES CONTRACTS
The Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange, board of trade, or in the over-the-counter market. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR
While the Fund, which seeks to closely correlate its performance to that of its benchmark, does not expect that the aggregate returns over a year will deviate significantly, several factors may affect its ability to achieve this correlation. Among these are: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) less than all of the securities in the benchmark being held by the Fund and securities not included in the benchmark being held by the Fund;

(3) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) Fund share prices being rounded to the nearest cent; (6) changes to the benchmark index that are not disseminated in advance; (7) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (8) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined uptrend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. The Fund's performance attempts to correlate highly with the movement in its respective benchmark over time.

U.S. GOVERNMENT SECURITIES
The Fund may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Fund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectus) are fundamental policies of the Fund, which cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means a vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

The Small-Cap Fund shall not:

        1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

        2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

        3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

        4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

        5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

        6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

        7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Fund and may be changed by the Board of Trustees.

The Small-Cap Fund may not:

        1. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.

        2.       Invest in companies for the purpose of exercising control.

        3. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
                 (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

        4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

        5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Fund and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Fund and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolio of the Fund and the other client accounts.

The policy of the Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolio of the Fund, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause the Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided. While the Advisor currently does not intend to pay higher commissions to dealers and brokers who supply it with brokerage and research services, in the event such higher payments would be made or are deemed to have been made, such higher payments would be in accordance with Section 28(e).

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit the Fund directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of the Fund may be of benefit to the Advisor in the management of other accounts of the Advisor, including other Funds of the Trust and other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

*ALBERT P. VIRAGH, JR. (59)

         Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors, Inc., investment adviser, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Service

------------------------
         *This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

         Company, Inc., shareholder and transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment adviser, 1998 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

COREY A. COLEHOUR (54)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to present. Address:
         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

J. KENNETH DALTON (58)

         Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

JOHN O. DEMARET (60)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

PATRICK T. MCCARVILLE (57)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.
         Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland
         20852.

ROGER SOMERS (55)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; President, Arrow Limousine, 1963 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

OFFICERS

ROBERT M. STEELE (41)
         Secretary and Vice President of Rydex Series Funds, 1994 to present; Secretary and Vice President of Rydex Variable Trust, 1998 to present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Distributors, Inc., 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

CARL G. VERBONCOEUR (47)

         Vice President and Treasurer of Rydex Series Funds, 1997 to present; Vice President and Treasurer of the Rydex Variable Trust, 1998 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Distributors, Inc., 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

MICHAEL P. BYRUM (30)

         Vice President and Assistant Secretary of Rydex Series Funds, 1997 to present; Vice President and Assistant Secretary of the Rydex Variable Trust, 1998 to present; Vice President and Assistant Secretary of the Rydex Dynamic Funds, 1999 to present; Vice President and Senior Portfolio Manager of PADCO Advisors, Inc., investment adviser, 1993 to present; Vice President and Senior Portfolio Manager of PADCO Advisors II Inc., investment adviser, 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment adviser, 1992 to 1993.
         Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland
         20852.

The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2000, is set forth in the table below:




------------------------------------------------------------------------------------------------------
                                                                       Total Compensation from Fund
                                              Aggregate Compensation   Complex For Service on Three
          Name of Person, Position                  From Trust                    Boards**
------------------------------------------------------------------------------------------------------
Albert P. Viragh, Jr.*, CHAIRMAN AND                   $0                          $0
PRESIDENT
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Corey A. Colehour, TRUSTEE                           $23,000                      $34,500
------------------------------------------------------------------------------------------------------
J. Kenneth Dalton,                                   $23,000                      $34,500
TRUSTEE
------------------------------------------------------------------------------------------------------
Roger Somers,                                        $23,000                      $34,500
TRUSTEE
------------------------------------------------------------------------------------------------------
John O. Demaret,                                     $23,000                      $34,500
TRUSTEE
------------------------------------------------------------------------------------------------------

                                       16



------------------------------------------------------------------------------------------------------
                                                                       Total Compensation from Fund
                                              Aggregate Compensation   Complex For Service on Three
          Name of Person, Position                  From Trust                    Boards**
------------------------------------------------------------------------------------------------------
Patrick T. McCarville,                               $23,000                      $34,500
TRUSTEE
------------------------------------------------------------------------------------------------------



         *  Denotes an "interested person" of the Trust.
         ** Each member of the Board of Trustees also serves as a Trustee to Rydex Variable Trust and to Rydex Dynamic Funds.


THE ADVISORY AGREEMENT
Under an investment advisory agreement the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control by the Trustees and the officers of the Trust. As of March 31, 2000, total assets under management of the Advisor were approximately $ 8.6 billion. Pursuant to the advisory agreement with the Advisor, the Fund pays the Advisor the following fee at an annual rate based on the average daily net assets for the Fund, as set forth below:



                  FUND                                        ADVISORY FEE
                  Small-Cap Fund                              .90%



The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor's office is located at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. PADCO Advisors, Inc. was incorporated in the
State of Maryland on February 5, 1993. Albert P. Viragh, Jr., the Chairman of the Board of Trustees and the President of the Advisor, owns a controlling interest in the Advisor.

THE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust by PADCO Service Company, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Servicer"), subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

Under the service agreement, the Servicer provides the Trust with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust under federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and the Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. Pursuant to an Accounting Service Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions.

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, acts as distributor for shares of the Fund under the general supervision and control of the Trustees and the officers of the Trust.

Under the Distribution Plan, the Distributor may use its fees for: (i) compensation for its services in connection with distribution assistance; or
(ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

COSTS AND EXPENSES
The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Fund pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund serves as the basis for the purchase and redemption price of the Fund's shares. The net asset value per share of the Fund is calculated by dividing the market value of the Fund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by the Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of the Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees. OTC securities held by the Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Fund that are listed on national and international exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used.

For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer at the time NAV is determined. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

PERFORMANCE INFORMATION

From time to time, the Fund may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by a Fund share and by the increase or decrease in value of a Fund's share price. See "Calculation of Return Quotations."

Performance information for the Fund contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Performance information for the Fund may be compared to various unmanaged indices.

Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, the Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), a Fund advertising performance must include total return quotes calculated according to the following formula:

                                        n
                                  P(1+T) = ERV

         Where:      P =            a hypothetical initial payment of $1,000;

                     T =            average annual total return;

                     n =            number of years (1, 5, or 10); and

                     ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5, or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or 'T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
With respect to the Fund, and as permitted by the Securities and Exchange Commission ("Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading is restricted;
(ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or
(iii) for such other periods as the Commission, by order, may permit for protection of Fund investors. In cases where NASDAQ, the CME or Chicago Board Options Exchange, or any foreign market where the Fund's securities trade is closed or trading is restricted, the Fund may ask the Commission to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND
The Trust intends to pay redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Prospectus under "Dividends and Distributions." All such distributions of the Fund normally will be reinvested without charge in additional shares of the same Fund automatically.

REGULATED INVESTMENT COMPANY ("RIC") STATUS
As a RIC, the Fund would not be subject to federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

The Fund will seek to qualify for treatment as a RIC under the Code. Provided that the Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, the Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test").

In the event of a failure by the Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC.

If the Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

OPTIONS TRANSACTIONS BY THE FUND
If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund will utilize options on stock indices in its operations. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund's transactions in options, under some circumstances, could preclude the Fund's qualification for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of the Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING
The Fund is required to withhold and remit to the U.S. Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

OTHER ISSUES
The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. The Fund will vote separately on matters relating solely to the Fund. All shares of the Fund are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

CODE OF ETHICS
The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the Investment Company Act of 1940. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the Securities and Exchange Commission, and is available to the public.

REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may visit the Rydex Web site at www.rydexfunds.com or call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information.

COUNSEL
Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS

Deloitte & Touche LLP, are the auditors and the independent certified public accountants of the Trust and each of the Funds.

CUSTODIAN

Firstar (the "Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS
--------  --------

(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(b)       By-Laws of the Registrant incorporated herein by reference to
          Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement filed, on October 30, 1996.

(c)       Not applicable.

(d)(1) Investment Management Agreement between Registrant and PADCO Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(3) Amendment to Investment Management Agreement between the Registrant and PADCO Advisors, Inc. dated March 16, 1998 incorporated herein by reference to Exhibit 3d of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to the Adviser Class Shares incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(f)       Not applicable.

(g) Custody Agreement between Registrant and Star Bank, N.A. incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

--------  --------
(h)(1) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(2) Portfolio Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9d of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(3) Amendment to Service Agreement between Registrant and PADCO Service Company, Inc. dated March 16, 1998 incorporated herein by reference to
          Exhibit 3h of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(h)(4) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated December 11, 1998 incorporated herein by reference to Exhibit 4h of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.

(i) Legal Opinion of Morgan, Lewis & Bockius LLP incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.

(j)       Not applicable.

(k)       Not applicable.

(l)       Not applicable.

(m)(1) Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15a of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(2) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(3) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15d of Post-Effective Amendment No. 26 to this Registration

          Statement, filed on September 11, 1996.

(m)(5)    Plan of Distribution for The Rydex High Yield Fund, as revised
          March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(6)    Plan of Distribution for The Rydex High Yield Fund, as revised
          June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(7) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on March 1, 1996.

(m)(8) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.

(m)(9) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(n)       Not applicable.

(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 333-57017 and 811-08821), filed on April 5, 2000.

(q) Powers of Attorney incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------  -------------------------------------------------------------

Not Applicable.

ITEM 25.   INDEMNIFICATION
--------   ---------------

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
--------    ----------------------------------------------------

Each of the directors of the Trust's investment adviser, PADCO Advisors, Inc. (the "Advisor"), Albert P. Viragh, Jr., the Chairman of the Board of Directors, President, and Treasurer of the Advisor, and Amanda C. Viragh, the Secretary of the Advisors, is an employee of the Advisor at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Albert P. Viragh, Jr. also has served (and continues to serve) as: (i) the Chairman of the Board of Trustees and the President of the Trust since the Trust's organization as a Delaware business trust on March 13, 1993; (ii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Service Company, Inc. (the "Servicer"), the Trust's registered transfer agent and shareholder servicer, since the incorporation of the Servicer in the State of Maryland on October 6, 1993; (iii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Advisors II, Inc. ("PADCO II"), a registered investment adviser, since the incorporation of PADCO II in the State of Maryland on July 5, 1994; and (iv) the Chairman of the Board of Directors, the President, and the Treasurer of Rydex Distributors, Inc. (formerly PADCO Financial Services, Inc.) (the "Distributor"), the distributor of the shares of the Trust, since the incorporation of the Distributor in the State of Maryland on March 21, 1996. Amanda C. Viragh also has served (and continues to serve) as the Secretary of the Advisor, the Servicer, and PADCO II, and also as the Assistant Treasurer of the Servicer.

ITEM 27.     PRINCIPAL UNDERWRITER
--------     ---------------------

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for Advisor Class Shares, International Funds Shares, and Small- Cap Fund Shares of the Registrant, shares of Rydex Variable Trust, and shares of Rydex Dynamic Funds.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH                  POSITIONS AND OFFICES
BUSINESS ADDRESS*                   UNDERWRITER                                 WITH REGISTRANT
------------------                  --------------------------                  ---------------------
Albert P. Viragh, Jr.               Chairman of the Board of Directors,         Chairman of the Board
                                    President and Treasurer                     of Trustees and President

Amanda C. Viragh                    Director                                    None

Carl G. Verboncoeur                 Vice President                              Vice President

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS
--------          --------------------------------

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 6116 Executive Boulevard, Rockville, Maryland 20852.

ITEM 29.          MANAGEMENT SERVICES
--------          -------------------

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.          UNDERTAKINGS
--------          ------------

None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 38 to the Registration Statement (File No. 811-07584) be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on this 20 day of June, 2000.

                                          Rydex Series Funds

                                           By: /s/ Albert P. Viragh, Jr.
                                              --------------------------
                                           Albert P. Viragh, Jr.,
                                           President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 to the Registration Statement has been duly signed below by the following persons in the capacities on the dates indicated.

SIGNATURES                                  TITLE                                       DATE
----------                                  -----                                       ----
/s/ Albert P. Viragh, Jr.                   Chairman of the Board of Trustees,          June 20, 2000
--------------------------------            Principal Executive Officer, and
Albert P. Viragh, Jr.                       President


             *                              Member of the Board of Trustees             June 20, 2000
--------------------------------

Corey A. Colehour

             *                              Member of the Board of Trustees             June 20, 2000
--------------------------------

J. Kenneth Dalton

             *                              Member of the Board of Trustees             June 20, 2000
--------------------------------

Roger Somers

             *                              Member of the Board of Trustees             June 20, 2000
--------------------------------

John O. Demaret

             *                              Member of the Board of Trustees             June 20, 2000
--------------------------------

Patrick T. McCarville


/s/ Carl G. Verboncoeur                     Vice President and Treasurer                June 20, 2000
--------------------------------
Carl G. Verboncoeur

/s/ Albert P. Viragh, Jr.
--------------------------------
Albert P. Viragh, Jr., Attorney in Fact
*Powers of Attorney previously filed

                                  EXHIBIT INDEX

(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(b) By-Laws of Registrant incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(c)       Not applicable.
(d)(1) Investment Advisory Agreement between Registrant and PADCO Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(d)(3) Amendment to Advisory Agreement between the Registrant and PADCO Advisors, Inc. dated March 16, 1998 incorporated herein by reference to Exhibit 3d of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.
(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to the Adviser Class Shares incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.
(f)       Not applicable.
(g) Custody Agreement between Registrant and Star Bank, N.A. incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(h)(1) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(h)(2) Portfolio Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9d of Post- Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(h)(3) Amendment to Service Agreement between Registrant and PADCO Service Company dated March 16, 1998 incorporated herein by reference to
          Exhibit 3h of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.
(h)(4) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated December 11, 1998 incorporated herein by reference to Exhibit 4h of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.
(i) Legal Opinion of Morgan, Lewis & Bockius LLP incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.
(j)       Not applicable.
(k)       Not applicable.
(l)       Not applicable.
(m)(1) Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15a of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(2) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, March 12, 1997 incorporated herein by reference to
          Exhibit 15b of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(3) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15d of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.
(m)(5)    Plan of Distribution for The Rydex High Yield Fund, as revised
          March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(6)    Plan of Distribution for The Rydex High Yield Fund, as revised
          June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(7) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on March 1, 1996.
(m)(8) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.
(m)(9) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 10 to this Registration Statement, filed on March 2, 1998.
(n)       Not applicable.
(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 333-57017 and 811-08821), filed on April 5, 2000.

(q) Powers of Attorney incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.


                                       11